Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Ruk Strategic Growth ETF
Shareholder Report [Line Items]
Fund Name	Ruk Strategic Growth ETF
Class Name	Ruk Strategic Growth ETF
Trading Symbol	RKSG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ruk Strategic Growth ETF for the period of April 6, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rukfunds.com/about-rksg/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.rukfunds.com/about-rksg/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Ruk Strategic Growth ETF	$12	0.49%
[1],[2]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.49%	[2]
Net Assets	$ 2,169,571
Holdings Count | $ / shares	243
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,169,571
Number of Holdings	243
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Technology	28.4%
Health Care	16.2%
Financials	10.8%
Industrials	9.7%
Communications	9.0%
Consumer Discretionary	4.4%
Consumer Staples	4.3%
Energy	3.9%
Materials	2.6%
Cash & Other	10.7%

Top 10 Issuers	(%)
NVIDIA Corp.	9.1%
First American Government Obligations Fund	8.5%
Apple, Inc.	6.6%
Alphabet, Inc.	6.2%
Microsoft Corp.	3.9%
Eli Lilly & Co.	3.4%
Broadcom, Inc.	2.8%
Johnson & Johnson	2.2%
Amazon.com, Inc.	2.0%
Merck & Co., Inc.	2.0%

Updated Prospectus Web Address	https://www.rukfunds.com/about-rksg/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from April 6, 2026 through June 30, 2026. Expenses would be higher if the Fund had been in operation for the full year.